FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Carrying Amount and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other invested assets	Other invested assets
Financial assets
Available-for-sale fixed maturity securities, at fair value	$ 52,597	$ 18,777
Equity securities	2,804	3,663
Mortgage loans on real estate, net of allowance	12,444	5,962
Policy loans	401	390
Short-term investments	2,910	3,115
Cash and cash equivalents	14,335	4,308
Reinsurance funds withheld	1,573	7,248
Other assets – market risk benefit assets	1,855	730
Separate account assets	1,266	1,189
Financial liabilities
Policyholders’ account balances – embedded derivative	1,230	1,104
Market risk benefits	3,276	89
Separate account liabilities	1,266	1,189	$ 1,145	$ 1,045
Certain private equity measured at cost less any impairments		424
Carrying Amount
Financial assets
Available-for-sale fixed maturity securities, at fair value	52,597	18,777
Equity securities	2,804	3,663
Mortgage loans on real estate, net of allowance	12,444	5,962
Private loans, net of allowance	2,871	1,198
Policy loans	401	390
Short-term investments	2,910	3,115
Derivative assets	1,620	342
Separately managed accounts	89	105
Other	900	58
Cash and cash equivalents	14,335	4,308
Reinsurance funds withheld	1,573	7,248
Other assets – market risk benefit assets	704	34
Separate account assets	1,266	1,189
Total financial assets	94,514	46,389
Financial liabilities
Policyholders’ account balances – embedded derivative	1,196	1,104
Market risk benefits	3,276	89
Other liabilities – derivative liabilities	14	12
Notes payable	657	174
Corporate and subsidiary borrowings	4,461	3,569
Separate account liabilities	1,266	1,189
Total financial liabilities	10,870	6,137
Carrying Amount | Recurring
Financial assets
Mortgage loans on real estate, net of allowance	12,444	5,962
Private loans, net of allowance	2,871	1,198
Policy loans	401	390
Total financial assets	31,448	7,562
Financial liabilities
Corporate and subsidiary borrowings	4,461	3,569
Total financial liabilities	83,795	25,370
Fair Value
Financial assets
Available-for-sale fixed maturity securities, at fair value	52,597	18,777
Equity securities	2,804	3,663
Mortgage loans on real estate, net of allowance	12,228	5,683
Private loans, net of allowance	2,871	855
Policy loans	401	390
Short-term investments	2,910	3,115
Derivative assets	1,620	342
Separately managed accounts	89	105
Other	883	58
Cash and cash equivalents	14,335	4,308
Reinsurance funds withheld	1,573	7,248
Other assets – market risk benefit assets	704	34
Separate account assets	1,266	1,189
Total financial assets	94,281	45,767
Financial liabilities
Policyholders’ account balances – embedded derivative	1,196	1,104
Market risk benefits	3,276	89
Other liabilities – derivative liabilities	14	12
Notes payable	657	174
Corporate and subsidiary borrowings	4,444	3,567
Separate account liabilities	1,266	1,189
Total financial liabilities	10,853	6,135
Fair Value | Recurring
Financial assets
Mortgage loans on real estate, net of allowance	12,228	5,683
Private loans, net of allowance	2,871	855
Policy loans	401	390
Total financial assets	30,150	6,940
Financial liabilities
Corporate and subsidiary borrowings	4,444	3,567
Total financial liabilities	83,778	23,839
Not subject to fair value hierarchy
Financial assets
Other	471	12
Reinsurance funds withheld	1,500	7,300
Separate account assets	32	26
Financial liabilities
Derivative asset, cash collateral	$ 1,600	$ 209